Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 22, 2016
Supplement [Text Block]	if_SupplementTextBlock

ICON Natural Resources Fund

Supplement dated August 18, 2016 to the

Prospectus and Statement of Additional Information dated January 22, 2016

This supplement amends the Prospectus and Statement of Additional Information (the “SAI”) of the ICON Natural Resources Fund dated January 22, 2016.

On page 28 of the Prospectus, delete the following: “The Fund will invest at least 25% in the Materials sector (as determined by the Global Industry Classification Standard (“GICS”)), and the Fund will not invest 25% or more in any other sector as determined GICS [sic], calculated at time of purchase.”

ICON Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	if_SupplementTextBlock

ICON Natural Resources Fund

Supplement dated August 18, 2016 to the

Prospectus and Statement of Additional Information dated January 22, 2016

This supplement amends the Prospectus and Statement of Additional Information (the “SAI”) of the ICON Natural Resources Fund dated January 22, 2016.

On page 28 of the Prospectus, delete the following: “The Fund will invest at least 25% in the Materials sector (as determined by the Global Industry Classification Standard (“GICS”)), and the Fund will not invest 25% or more in any other sector as determined GICS [sic], calculated at time of purchase.”